SCHEDULE OF INCOME TAX EXPENSE (Details) - USD ($)	3 Months Ended		12 Months Ended
	Mar. 31, 2026	Mar. 31, 2025	Dec. 31, 2025	Dec. 31, 2024
Income Tax Disclosure [Abstract]
Income tax benefit computed at the statutory rate			$ 393,000
Income tax benefit computed at the statutory rate, Rate			21.00%
Non-deductible expenses			$ (79,000)
Non-deductible expenses, Rate			(4.20%)
Changes in valuation allowance			$ (311,893)
Changes in valuation allowance, Rate			(16.80%)
Provision for income taxes			$ 2,107	$ (2,991)
Provision for income taxes, Rate			0.00%